Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
Alcoa Of Australia Limited [Member] | #: 1
	$ 69.2	Taxes	Australia	snj:AU-WA	Australian Taxation Office (ATO)	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 2
	46.1	Royalties	Australia	snj:AU-WA	Department of Energy, Mines, Industry Regulation and Safety	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 3
	0.4	Fees	Australia	snj:AU-WA	Department of Energy, Mines, Industry Regulation and Safety	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 4
	2.3	Fees	Australia	snj:AU-WA	Water Corporation	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 5
	5.1	Fees	Australia	snj:AU-WA	Department of Biodiversity, Conservation and Attractions	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 6
	0.1	Fees	Australia	snj:AU-WA	Department of Water and Environmental Regulation	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 7
	0.3	Comm. Social Resp.	Australia	snj:AU-WA	Shire of Murray	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 8
	0.4	Comm. Social Resp.	Australia	snj:AU-WA	Shire of Waroona	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 9
	0.3	Comm. Social Resp.	Australia	snj:AU-WA	Shire of Harvey	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Of Australia Limited [Member] | #: 18
	10.4	Royalties	Australia	snj:AU-WA	Office of Revenue	Darling Range	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Aluminio S A [Member] | #: 10
	0.2	Taxes	Brazil	snj:BR-MG	Secretaria Especial da Receita Federal do Brasil (RFB)	Pocos de Caldas	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Aluminio S A [Member] | #: 12
	0.2	Fees	Brazil	snj:BR-MG	Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renovaveis (IBAMA)	Pocos de Caldas	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa Aluminio S A [Member] | #: 23
	0.3	Royalties	Brazil	snj:BR-MG	Prefeitura de Pocos de Caldas	Pocos de Caldas	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 11
	7.5	Royalties	Brazil	snj:BR-PA	Agencia Nacional de Mineracao (ANM)	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 13
	0.2	Comm. Social Resp.	Brazil	snj:BR-PA	Ministerio da Educacao	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 14
	2.0	Royalties	Brazil	snj:BR-PA	Secretaria da Fazenda do Estado do Para	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 15
	1.1	Royalties	Brazil	snj:BR-PA	Secretaria de Estado de Meio Ambiente, Clima e Sustentabilidade (SEMAS)	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 16
	1.5	Fees	Brazil	snj:BR-PA	Instituto de Desenvolvimento Florestal e da Biodiversidade do Estado do Para (IDEFLOR-Bio)	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 17
	7.4	Comm. Social Resp.	Brazil	snj:BR-PA	Usinas da Paz (USIPAZ)	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 19
	3.0	Royalties	Brazil	snj:BR-PA	Prefeitura Municipal de Juruti	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 20
	2.1	Infrastructure	Brazil	snj:BR-PA	Prefeitura Municipal de Juruti	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 21
	7.8	Comm. Social Resp.	Brazil	snj:BR-PA	Prefeitura Municipal de Juruti	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 22
	0.1	Comm. Social Resp.	Brazil	snj:BR-PA	Secretaria de Estado de Meio Ambiente e Sustentabilidade	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit
Alcoa World Alumina Brasil Limited [Member] | #: 24
	$ 0.5	Royalties	Brazil	snj:BR-PA	Prefeitura Municipal de Juruti	Juruti	Bauxite [Member]	Alumina Business Segment [Member]	Open Pit